Statements Of Financial Highlights (Parenthetical)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Millburn Multi-Markets Trading L.P. [Member]
Effect of voluntary waivers of operating expenses	0.10%	0.06%